PENSIONS - Sensitivity analysis (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sensitivity analysis
Change in assumption, discount rate	0.25%
Change in assumption, inflation rate	0.25%
Discount rate
Sensitivity analysis
Impact on defined benefit obligation, discount rate	$ 4.4	$ 4.8	$ 4.5
Inflation rate
Sensitivity analysis
Impact on defined benefit obligation	0.8	1.1	1.1
Mortality rate
Sensitivity analysis
Impact on defined benefit obligation	$ 3.8	$ 4.0	$ 3.6